REAL ESTATE ASSETS - Assets Acquired Via Foreclosure (Details) $ in Thousands			6 Months Ended	12 Months Ended
	Jul. 01, 2021 building	Jan. 07, 2021 apartmentUnit building loan land_parcel	Jun. 30, 2021 USD ($) apartmentUnit loan	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($) loan	Jan. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)
Real Estate [Line Items]
Outstanding debt | $			$ 2,544,690	$ 2,149,976	$ 1,611,261
Mezzanine loans
Real Estate [Line Items]
Number of Loans | loan		8	8	4	8
Foreclosure of Mezzanine Loans | Condominium Units
Real Estate [Line Items]
Number of real estate properties secured through foreclosure		75
Foreclosure of Mezzanine Loans | Condominium Units | Consolidated properties
Real Estate [Line Items]
Number of real estate properties secured through foreclosure		75	75
Foreclosure of Mezzanine Loans | Rental Unit
Real Estate [Line Items]
Number of real estate properties secured through foreclosure		21
Foreclosure of Mezzanine Loans | Rental Unit | Consolidated properties
Real Estate [Line Items]
Number of real estate properties secured through foreclosure		21	21
Foreclosure of Mezzanine Loans | Buildings
Real Estate [Line Items]
Number of real estate properties secured through foreclosure | building		4
Foreclosure of Mezzanine Loans | Buildings | Consolidated properties
Real Estate [Line Items]
Number of real estate properties secured through foreclosure | building	4	4
Foreclosure of Mezzanine Loans | Land
Real Estate [Line Items]
Number of real estate properties secured through foreclosure | land_parcel		0
Variable rate debt
Real Estate [Line Items]
Outstanding debt | $			$ 94,202			$ 102,600	$ 102,600